Expense Example	Apr. 30, 2025 USD ($)
Cambria Superinvestors ETF | Cambria Superinvestors ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Cambria Buyout ETF | Cambria Buyout ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Cambria Venture ETF | Cambria Venture ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189